Consolidated statements of financial position - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents (Note 6)	$ 98,379	$ 94,733
Restricted cash (Note 6)	1,665	2,059
Trade receivables, net (Note 7)	307,753	439,859
Other accounts receivable (Note 8)	214,091	337,095
Related parties (Note 14)	70,078	71,123
Materials and supplies	43,505	51,261
Prepayments	144,700	3,142
Assets classified as held for sale (Note 9)	0	272,500
Total current assets	880,171	1,271,772
Non-current
Other accounts receivable non-current (Note 8)	195,473	273,314
Property and equipment, net (Note 9)	1,826,132	1,490,771
Right-of-use assets, net (Note 10)	147,951	268,938
Intangible assets (Note 11)	160,116	157,453
Other non-current assets	56,987	39,136
Total non-current assets	2,386,659	2,229,612
Total assets	3,266,830	3,501,384
Short-term
Short-term portion of the financial debt (Note 13)	64,139	35,030
Short-term leases liabilities (Note 10)	67,143	68,929
Trade payables	350,653	437,382
Accounts payable and accrued expenses (Note 15)	340,744	503,874
Related parties (Note 14)	147,098	165,280
Total short-term liabilities	969,777	1,210,495
Long-term
Long-term portion of the financial debt (Note 13)	12,374	32,475
Long-term lease liabilities (Note 10)	100,436	218,146
Employee benefits (Note 22)	77,390	84,652
Deferred income tax (Note 20)	132,476	154,592
Total long-term liabilities	322,676	489,865
Total liabilities	1,292,453	1,700,360
Stockholders' equity (Note 16):
Share capital	2,368,711	2,216,733
Treasury shares	(46,805)	(46,805)
Accumulated results	(1,081,934)	(1,131,283)
Other components of equity	705,851	729,092
Controlling interest	1,945,823	1,767,737
Non-controlling interest	28,554	33,287
Total stockholders' equity	1,974,377	1,801,024
Total liabilities and stockholders' equity	$ 3,266,830	$ 3,501,384